Schedule of Inventories (Detail) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory, Net [Abstract]
Raw materials	$ 148.5	$ 64.5	$ 47.5
Work in process	102.4	27.6	17.4
Finished goods and merchandise	138.2	88.5	75.9
Consumables and supplies	13.3	23.8	24.0
Total	$ 402.4	$ 204.4	$ 164.8